Nature of Business and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 21, 2018
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange gain (loss)					$ 2,452	$ 465
Depreciation estimated period					6 years
Research and development expense					$ 22	315
Financial term			1 year		1 year
Accumulated deficit	$ 45,000		$ 45,000		$ 37,400
Equity investment	20,000		$ 20,000		20,000
Fair value of warrants (in Shares)			24,112,523
Restatement Description			As a result, we have reduced the fair value of investor warrant amounts in our Condensed Statement of Stockholders’ Equity by $1,026 from $6,177 to $5,151.
Accumulated foreign currency translation gain (loss)	304	$ 311	$ 846	$ 82
Instrument specific credit risk gain (loss)	3	$ 6	9	$ 6
IPR&D [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss					0	$ 7,494
Merger [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of voting interest							100.00%
Securities Purchase Agreement [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Equity investment	$ 20,000		$ 20,000		$ 20,000